Property, Equipment and Software, Net (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation and amortization	¥ 22,555	$ 3,466	¥ 12,086	¥ 3,252